Financial Instruments and Fair Value Measurements - Non-Financial Assets Measured on Non-Recurring Basis and Impairment Charges Recognized (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Science Education	Dec. 31, 2013 Significant Unobservable Inputs Level 3 [Member]	Dec. 31, 2013 Significant Unobservable Inputs Level 3 [Member] US Lab	Dec. 31, 2013 Significant Unobservable Inputs Level 3 [Member] Europe	Dec. 31, 2013 Significant Unobservable Inputs Level 3 [Member] Science Education	Dec. 31, 2013 Significant Unobservable Inputs Level 3 [Member] Emerging Businesses [Member]
Goodwill:
Goodwill, Carrying Value	$ 1,926.5	$ 1,877.4	$ 1,795.1			$ 827.6	$ 872.1		$ 207.8
Indefinite-lived intangible assets:
Indefinite-lived intangible assets, Carrying Value						349.4	252.9	15.4	70.0
Acquired intangible assets - various dates					16.1
Pre-tax impairment charges				$ 3.3